9. Net Sectorial Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Net Sectorial Financial Assets And Liabilities Tables
Net Sectorial Financial Assets and Liabilities

		12.31.2017
	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2018
Portion A
Electricity purchased for resale - CVA Energ	333,412	333,412
Electricity purchased for resale - Itaipu	250,851	250,851
Transport of energy using the transmission system - basic grid	18,056	18,056
Transport of energy purchased from Itaipu	5,063	5,063
System Service Charges - ESS	(211,735)	(211,735)
Energy Development Account - CDE	(28,800)	(28,800)
Proinfa	(33)	(33)
Other financial components
Neutrality	33,319	33,319
Overcontracting	(112,137)	(112,137)
Hydrological risk	(93,964)	(93,964)
Tariff refunds	(21,302)	(21,302)
CVA Angra III Adjustment	(1,121)	(1,121)
	171,609	171,609

		12.31.2017		12.31.2016
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Electricity rate adjustment recoverable 2016
Portion A
Electricity purchased for resale - CVA Energ	-	-	(318,905)	-
ESS	-	-	(65,712)	-
Transport of energy using the transmission system - basic grid	-	-	(67)	-
Electricity purchased for resale - Itaipu	-	-	354,651	-
CDE	-	-	146,005	-
Proinfa	-	-	15,179	-
Transport of energy purchased from Itaipu	-	-	3,759	-
Other financial components
Extraordinary Tariff Review	-	-	(257,353)	-
Financial exposure	-	-	(16,250)	-
Overcontracting	-	-	(4,794)	-
Neutrality	-	-	40,564	-
Other	-	-	149	-
	-	-	(102,774)	-
Sectorial financial liabilities - Electricity rate adjustment recoverable 2017
Portion A
Electricity purchased for resale - CVA Energ	(168,939)	-	(108,610)	(108,610)
ESS	(167,938)	-	(103,853)	(103,853)
CDE	(84,293)	-	(37,697)	(37,697)
Proinfa	(5,122)	-	1,057	1,057
Electricity purchased for resale - Itaipu	36,002	-	34,717	34,717
Transport of energy using the transmission system - basic grid	11,127	-	4,239	4,239
Transport of energy purchased from Itaipu	2,797	-	1,972	1,972
Other financial components
Tariff refunds	(12,470)	-	-	-
Overcontracting	87,949	-	80,482	80,482
Neutrality	54,609	-	75,206	75,206
CVA Angra III Adjustment	50,435	-	-	-
Other	3,024	-	-	-
	(192,819)	-	(52,487)	(52,487)
Sectorial financial liabilities - Tariff Review 2021
Financial components
Tariff refunds	-	(90,700)	-	(71,244)
	-	(90,700)	-	(71,244)
	(192,819)	(90,700)	(155,261)	(123,731)

Changes in Net Sectorial Financial Assets and Liabilities
	Balance as of January 1, 2017	Operating revenues		Financial results	Rate Flags	Balance as of December 31, 2017
		Constitution	Amortization	Updating
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	424,085	495,889	(420,054)	37,784	-	537,704
Electricity purchased for resale - CVA Energ (9.2.2)	(536,125)	937,324	517,751	(1,845)	(419,220)	497,885
Transport of energy using the transmission system - basic grid	8,411	50,426	(12,275)	677	-	47,239
Transport of energy purchased from Itaipu	7,703	11,067	(7,155)	1,308	-	12,923
ESS (9.2.3)	(273,418)	(529,932)	262,568	(50,626)	-	(591,408)
CDE (9.2.4)	70,611	(158,514)	(60,149)	6,159	-	(141,893)
Proinfa	17,293	(14,677)	(10,423)	2,619	-	(5,188)
Other financial components
Neutrality (9.2.5)	190,976	28,694	(99,593)	1,170	-	121,247
CVA Angra III Adjustment	-	97,426	(54,516)	5,283	-	48,193
Hydrological risk (9.2.6)	-	(183,728)	-	(4,200)	-	(187,928)
Tariff refunds (9.2.7)	(71,244)	(78,254)	13,479	(9,755)	-	(145,774)
Overcontracting (9.2.8)	156,170	(203,797)	(90,272)	1,574	-	(136,325)
Extraordinary Tariff Review	(257,353)	-	257,353	-	-	-
Financial exposure	(16,250)	-	16,250	-	-	-
Others	149	5,570	(3,418)	723	-	3,024
	(278,992)	457,494	309,546	(9,129)	(419,220)	59,699
Current assets	-					171,609
Noncurrent assets	-					171,609
Current liabilities	(155,261)					(192,819)
Noncurrent liabilities	(123,731)					(90,700)

	Balance as of January 1, 2016	Operating revenues		Financial results		Balance as of December 31, 2016
		Constitution	Amortization	Updating	Rate Flags
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	699,408	61,905	(409,894)	72,666	-	424,085
Electricity purchased for resale - CVA Energ (9.2.2)	(14,865)	(255,085)	(37,860)	(39,710)	(188,605)	(536,125)
Transport of energy using the transmission system - basic grid	77,011	(271)	(74,168)	5,839	-	8,411
Transport of energy purchased from Itaipu	7,723	6,340	(7,388)	1,028	-	7,703
ESS (9.2.3)	(339,154)	(124,737)	292,804	(32,157)	(70,174)	(273,418)
CDE (9.2.4)	633,112	(249,476)	(350,600)	37,575	-	70,611
Proinfa	(1,265)	32,382	(16,271)	2,447	-	17,293
Other financial components
Neutrality (9.2.5)	64,644	154,607	(35,958)	7,683	-	190,976
Tariff refunds (9.2.7)	-	(66,043)	-	(5,201)	-	(71,244)
Overcontracting (9.2.8)	120,776	115,791	(73,595)	(6,802)	-	156,170
Extraordinary Tariff Review	(708,609)	21,541	457,942	(28,227)	-	(257,353)
Financial exposure	18,714	(42,000)	7,643	(607)	-	(16,250)
Deferral IRT	467,627	-	(467,627)	-	-	-
Preliminary injunctions CDE	20,456	(19,808)	-	(648)	-	-
Others	84	409	(245)	(99)	-	149
	1,045,662	(364,445)	(715,217)	13,787	(258,779)	(278,992)
Current assets	910,759					-
Noncurrent assets	134,903					-
Current liabilities	-					(155,261)
Noncurrent liabilities	-					(123,731)